Annual Total Returns- Goldman Sachs Small_Mid Cap Growth Fund (Class A C Inst Serv Inv R R6 Shares) [BarChart] - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Small_Mid Cap Growth Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.27%)	20.75%	35.54%	10.62%	(1.16%)	(0.24%)	27.73%	(5.81%)	37.70%	52.32%